SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants And Options
Outstanding and Exercisable - Beginning	701,776	43,688	30,250
Weighted-Average Exercise Price Per Share - Beinning	$ 8.80	$ 20.80	$ 48.80
Remaining term - Beinning	4 years 2 months 19 days	2 years 11 months 12 days	3 years 5 months 23 days	8 months 23 days
Intrinsic value - Beginning
Granted, shares		662,713	31,875
Weighted-Average Exercise Price Per Share, Granted		$ 8.00	$ 9.60
Remaining term - Granted	5 years	2 years 11 months 12 days	4 years 9 months
Exercised
Weighted-Average Exercise Price Per Share - Exercised
Expired, shares		(4,625)	(18,438)
Weighted-Average Exercise Price Per Share, Expired
Remaining term - End		3 years 2 months 12 days	3 years 8 months 23 days
Remaining term - Granted		3 years 2 months 12 days
Outstanding and Exercisable - End		701,776	43,688	30,250
Weighted-Average Exercise Price Per Share - End		$ 8.80	$ 20.80	$ 48.80
Intrinsic value - Ending
Outstanding and Exercisable - Beginning	701,776	43,688
Weighted-Average Exercise Price Per Share - Outstanding and Exercisable Beginning	$ 8.80	$ 20.80
Intrinsic value - Beginning
Granted	2,909,639	662,713
Weighted-Average Exercise Price Per Share - Granted	$ 5.1875	$ 8.00
Intrinsic value - Granted
Intrinsic value - Exercised
Expired	(938)	(4,625)
Weighted-Average Exercise Price Per Share - Expired
Intrinsic value - Expired
Granted in Debt Conversion	377,484
Weighted-Average Exercise Price Per Share - Granted in Debt Conversion	$ 5.1875
Granted in Debt Conversion Weighted Average Remaining Contractual Term	5 years
Granted Prefunded	377,484
Granted Prefunded Weighted Average Exercise Price	$ 0.01
Granted Prefunded Weighted Average Remaining Contractual Term	5 years
Weighted-Average Exercise Price Per Share, Exercised
Outstanding and Exercisable - Ending	4,365,446	701,776	43,688
Weighted-Average Exercise Price Per Share - Outstanding and Exercisable Ending	$ 5.05	$ 8.80	$ 20.80
Intrinsic value - Ending